AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 91.6%
	AEROSPACE/DEFENSE — 1.2%
1,659	Boeing Co.*	$347,611
2,203	General Electric Co.	567,030
2,758	RTX Corp.	402,723
		1,317,364
	AGRICULTURE — 0.3%
1,485	Altria Group, Inc.	87,066
1,178	Philip Morris International, Inc.	214,549
		301,615
	AUTO MANUFACTURERS — 0.1%
210	Tesla, Inc.*	66,709

	BANKS — 1.4%
6,207	Bank of America Corp.	293,715
265	Goldman Sachs Group, Inc.	187,554
2,508	JPMorgan Chase & Co.	727,094
1,114	Morgan Stanley	156,918
2,783	Wells Fargo & Co.	222,974
		1,588,255
	BEVERAGES — 0.4%
3,660	Coca-Cola Co.	258,945
655	Monster Beverage Corp.*	41,029
1,217	PepsiCo, Inc.	160,693
		460,667
	BIOTECHNOLOGY — 0.1%
108	Amgen, Inc.	30,154
694	Corteva, Inc.	51,724
		81,878
	BUILDING MATERIALS — 0.1%
62	Martin Marietta Materials, Inc.	34,035
124	Vulcan Materials Co.	32,342
		66,377
	CHEMICALS — 0.4%
212	Air Products and Chemicals, Inc.	59,797
273	Ecolab, Inc.	73,557
505	Linde PLC[1]	236,936
228	PPG Industries, Inc.	25,935
250	Sherwin-Williams Co.	85,840
		482,065

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	COMMERCIAL SERVICES — 2.4%
5,432	Automatic Data Processing, Inc.[2]	$1,675,229
712	S&P Global, Inc.	375,430
1,873	Verisk Analytics, Inc. - Class A	583,440
		2,634,099
	COMPUTERS — 8.8%
8,447	Accenture PLC[1]	2,524,724
4,055	Apple, Inc.[2]	831,964
3,521	Crowdstrike Holdings, Inc. - Class A*,2	1,793,281
9,065	Fortinet, Inc.*,2	958,352
12,380	International Business Machines Corp.[2]	3,649,376
		9,757,697
	COSMETICS/PERSONAL CARE — 0.4%
720	Colgate-Palmolive Co.	65,448
2,082	Procter & Gamble Co.	331,704
		397,152
	DISTRIBUTION/WHOLESALE — 0.6%
12,898	Copart, Inc.*	632,905

	DIVERSIFIED FINANCIAL SERVICES — 8.6%
491	American Express Co.	156,619
2,985	Coinbase Global, Inc. - Class A*	1,046,213
7,362	Mastercard, Inc. - Class A2	4,137,002
11,805	Visa, Inc. - Class A2	4,191,365
		9,531,199
	ELECTRIC — 0.0%
88	Duke Energy Corp.	10,384
235	NextEra Energy, Inc.	16,314
124	Southern Co.	11,387
		38,085
	ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
909	Eaton Corp. PLC[1]	324,504

	ELECTRONICS — 0.3%
1,508	Honeywell International, Inc.	351,183

	FOOD — 0.1%
1,148	Mondelez International, Inc.	77,421

	HEALTHCARE-PRODUCTS — 2.5%
3,471	Abbott Laboratories	472,091

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTHCARE-PRODUCTS (Continued)
571	Agilent Technologies, Inc.	$67,384
2,711	Boston Scientific Corp.*	291,188
1,417	Danaher Corp.	279,914
1,177	Edwards Lifesciences Corp.*	92,053
780	GE HealthCare Technologies, Inc.	57,775
159	IDEXX Laboratories, Inc.*	85,278
717	Intuitive Surgical, Inc.*	389,625
2,567	Medtronic PLC[1]	223,765
285	Natera, Inc.*	48,148
291	ResMed, Inc.	75,078
195	STERIS PLC[1]	46,843
764	Stryker Corp.	302,261
795	Thermo Fisher Scientific, Inc.	322,341
		2,753,744
	HEALTHCARE-SERVICES — 1.1%
930	Centene Corp.*	50,481
571	Cigna Group	188,761
453	Elevance Health, Inc.	176,199
373	HCA Healthcare, Inc.	142,896
239	Humana, Inc.	58,431
1,831	UnitedHealth Group, Inc.[2]	571,217
		1,187,985
	HOUSEHOLD PRODUCTS/WARES — 0.0%
291	Kimberly-Clark Corp.	37,516

	INSURANCE — 1.9%
3,988	Berkshire Hathaway, Inc. - Class B*,2	1,937,251
500	Progressive Corp.	133,430
		2,070,681
	INTERNET — 22.5%
6,148	Airbnb, Inc. - Class A*	813,626
25,102	Alphabet, Inc. - Class A2	4,423,725
723	Amazon.com, Inc.*	158,619
5,153	DoorDash, Inc. - Class A*	1,270,266
612	MercadoLibre, Inc.*	1,599,542
6,658	Meta Platforms, Inc.[2]	4,914,203
3,571	Netflix, Inc.*,2	4,782,033
8,934	Palo Alto Networks, Inc.*,2	1,828,254
10,362	Robinhood Markets, Inc. - Class A*	970,194
2,035	Spotify Technology S.A.*,1	1,561,537

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INTERNET (Continued)
27,920	Uber Technologies, Inc.*,2	$2,604,936
		24,926,935
	MACHINERY-CONSTRUCTION & MINING — 0.4%
1,054	Caterpillar, Inc.	409,173

	MACHINERY-DIVERSIFIED — 0.3%
573	Deere & Co.	291,365

	MEDIA — 0.1%
63	Charter Communications, Inc. - Class A*	25,755
2,289	Comcast Corp. - Class A	81,694
186	Liberty Global Ltd. - Class A*,1	1,862
		109,311
	MINING — 0.1%
1,459	Freeport-McMoRan, Inc.	63,248
1,133	Newmont Corp.	66,008
		129,256
	OIL & GAS — 0.5%
1,053	Chevron Corp.	150,779
764	ConocoPhillips	68,561
287	EOG Resources, Inc.	34,328
2,650	Exxon Mobil Corp.	285,670
190	Marathon Petroleum Corp.	31,561
249	Phillips 66	29,706
		600,605
	PHARMACEUTICALS — 0.7%
355	AbbVie, Inc.	65,895
575	Becton Dickinson & Co.	99,044
363	Cencora, Inc.	108,846
2,656	CVS Health Corp.	183,211
777	Dexcom, Inc.*	67,824
168	Eli Lilly & Co.	130,961
483	Johnson & Johnson	73,778
501	Merck & Co., Inc.	39,659
		769,218
	PIPELINES — 0.1%
144	Cheniere Energy, Inc.	35,067
1,186	Kinder Morgan, Inc.	34,868
377	ONEOK, Inc.	30,775

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PIPELINES (Continued)
738	Williams Cos., Inc.	$46,354
		147,064
	RETAIL — 0.4%
32	Costco Wholesale Corp.	31,678
75	Home Depot, Inc.	27,498
4,121	Walmart, Inc.	402,951
		462,127
	SEMICONDUCTORS — 1.4%
414	Advanced Micro Devices, Inc.*	58,747
127	Analog Devices, Inc.	30,228
206	Applied Materials, Inc.	37,712
1,204	Broadcom, Inc.	331,883
6,579	NVIDIA Corp.	1,039,416
280	QUALCOMM, Inc.	44,593
231	Texas Instruments, Inc.	47,960
		1,590,539
	SOFTWARE — 33.4%
5,690	Adobe, Inc.*,2	2,201,347
4,129	AppLovin Corp. - Class A*	1,445,480
2,329	Atlassian Corp. - Class A*	472,997
2,874	Autodesk, Inc.*,2	889,704
3,662	Cadence Design Systems, Inc.*,2	1,128,445
326	Fair Isaac Corp.*	595,915
6,696	Fidelity National Information Services, Inc.[2]	545,121
3,772	Intuit, Inc.[2]	2,970,940
9,365	Microsoft Corp.[2]	4,658,245
3,276	MicroStrategy, Inc. - Class A*	1,324,257
23,499	Oracle Corp.[2]	5,137,586
30,043	Palantir Technologies, Inc. - Class A*	4,095,462
8,264	ROBLOX Corp. - Class A*	869,373
1,433	Roper Technologies, Inc.[2]	812,282
12,967	Salesforce, Inc.[2]	3,535,971
2,780	ServiceNow, Inc.*,2	2,858,062
4,745	Snowflake, Inc.*,2	1,061,789
2,064	Synopsys, Inc.*,2	1,058,172
2,356	Take-Two Interactive Software, Inc.*	572,155
315	Veeva Systems, Inc. - Class A*	90,714
2,901	Workday, Inc. - Class A*,2	696,240
		37,020,257
	TELECOMMUNICATIONS — 0.4%
289	Arista Networks, Inc.*	29,567

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATIONS (Continued)
119	AST SpaceMobile, Inc. - Class A*	$5,561
4,138	AT&T, Inc.	119,754
1,019	Cisco Systems, Inc.	70,698
132	Frontier Communications Parent, Inc.*	4,805
63	Millicom International Cellular S.A.[1]	2,361
53	Telephone and Data Systems, Inc.	1,886
284	T-Mobile US, Inc.	67,666
2,427	Verizon Communications, Inc.	105,016
		407,314
	TRANSPORTATION — 0.3%
1,391	Union Pacific Corp.	320,041
	TOTAL COMMON STOCKS
	(Cost $61,918,063)	101,342,306

Principal Amount
	SHORT-TERM INVESTMENTS — 5.5%
6,091,339	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.80%[3]	6,091,339
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,091,339)	6,091,339

	TOTAL INVESTMENTS — 97.1%
	(Cost $68,009,402)	107,433,645

	Other Assets in Excess of Liabilities — 2.9%	3,249,782
	TOTAL NET ASSETS — 100.0%	$110,683,427

PLC – Public Limited Company

*	Non-income producing security.

[1]	Foreign security denominated in U.S. Dollars.

[2]	All or a portion of this security is segregated as collateral for swap agreement. As of June 30, 2025, the aggregate value of those securities was $33,015,750, representing 29.8% of net assets.

[3]	The rate is the annualized seven-day yield at period end.

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Fund Pays	Fund Receives	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
BNP Paribas	BNP Paribas Index Swap[1]	0.50%	Index Return	Monthly	7/2/25	$103,896,806	$5,311	$865,326
BNP Paribas	BNP Paribas Equity Basket Swap[2]	1-Month Federal Funds + 0.85%	Basket Return	Monthly	7/2/25	53,607,865	2,036	2,556,389
TOTAL EQUITY SWAP CONTRACTS								$3,421,715

[1]	The BNP Paribas Index Swap is made up of the NASDAQ 100 Total Return Index and the S&P 500 Total Return Index and exposure to each index was 213.88% and (213.88)%, respectively.

[2]	BNP Paribas Equity Basket Swap Top 50 Holdings^

Number of Shares	Description	Value	Percentage of Equity Swap's Notional Amount
12,472	Oracle Corp.	$2,726,753	5.09%
3,534	Meta Platforms, Inc.	2,608,410	4.87%
1,895	Netflix, Inc.	2,537,651	4.73%
4,970	Microsoft Corp.	2,472,128	4.61%
13,323	Alphabet, Inc. - Class A	2,347,912	4.38%
6,266	Visa, Inc. - Class A	2,224,743	4.15%
3,907	Mastercard, Inc. - Class A	2,195,500	4.10%
15,946	Palantir Technologies, Inc. - Class A	2,173,759	4.05%
6,571	International Business Machines Corp.	1,936,999	3.61%
6,882	Salesforce, Inc.	1,876,653	3.50%
2,002	Intuit, Inc.	1,576,835	2.94%
1,475	ServiceNow, Inc.	1,516,418	2.83%
14,819	Uber Technologies, Inc.	1,382,613	2.58%
4,483	Accenture PLC	1,339,924	2.50%
3,020	Adobe, Inc.	1,168,378	2.18%
2,117	Berkshire Hathaway, Inc. - Class B	1,028,375	1.92%
4,742	Palo Alto Networks, Inc.	970,403	1.81%
1,869	Crowdstrike Holdings, Inc. - Class A	951,900	1.78%
2,883	Automatic Data Processing, Inc.	889,117	1.66%
325	MercadoLibre, Inc.	849,430	1.58%
1,080	Spotify Technology S.A.	828,727	1.55%
2,191	AppLovin Corp. - Class A	767,025	1.43%
1,739	MicroStrategy, Inc. - Class A	702,956	1.31%
2,735	DoorDash, Inc. - Class A	674,205	1.26%
1,944	Cadence Design Systems, Inc.	599,044	1.12%
2,519	Snowflake, Inc.	563,677	1.05%
1,096	Synopsys, Inc.	561,897	1.05%
1,584	Coinbase Global, Inc. - Class A	555,176	1.04%
3,492	NVIDIA Corp.	551,701	1.03%
5,500	Robinhood Markets, Inc. - Class A	514,965	0.96%
4,811	Fortinet, Inc.	508,619	0.95%
1,525	Autodesk, Inc.	472,094	0.88%
4,386	ROBLOX Corp. - Class A	461,407	0.86%
2,152	Apple, Inc.	441,526	0.82%
3,263	Airbnb, Inc. - Class A	431,825	0.81%
761	Roper Technologies, Inc.	431,365	0.80%
1,331	JPMorgan Chase & Co.	385,870	0.72%
1,540	Workday, Inc. - Class A	369,600	0.69%
6,846	Copart, Inc.	335,933	0.63%
173	Fair Isaac Corp.	316,237	0.59%
994	Verisk Analytics, Inc. - Class A	309,631	0.58%
1,251	Take-Two Interactive Software, Inc.	303,805	0.57%
972	UnitedHealth Group, Inc.	303,235	0.57%
1,169	General Electric Co.	300,889	0.56%
3,554	Fidelity National Information Services, Inc.	289,331	0.54%
1,236	Atlassian Corp. - Class A	251,019	0.47%
1,842	Abbott Laboratories	250,530	0.47%
559	Caterpillar, Inc.	217,009	0.40%
2,187	Walmart, Inc.	213,845	0.40%
1,464	RTX Corp.	213,773	0.40%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.